Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement
Schedule of financial instrument measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy

		Fair value measurement at reporting date using
		Quoted Prices in		Significant
	Fair value as of	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

Short-term investments	843,982	—	754,657	89,325

		Fair value measurement at reporting date using
		Quoted Prices in		Significant
	Fair value as of	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

Short-term investments	45,424	—	14,109	31,315

Schedule of unobservable inputs used in measuring financial instruments

Date
December 31, 2020
Risk-free interest rate (1)	0.12%
Expected volatility (2)	44.0%
(1)The risk-free interest rate of periods within the contractual life of the Option and embedded conversion feature is based on the daily treasury long-term rate of U.S. Department of the Treasury as at the valuation dates.
(2)Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.